Schedules of Investments (unaudited)
December 31, 2025
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 13.4%
Diversified Telecommunication Services — 4.5%
AT&T Inc.	102,408	$2,543,815
Verizon Communications Inc.	66,372	2,703,332
Total Diversified Telecommunication Services		5,247,147
Interactive Media & Services — 1.3%
Alphabet Inc., Class A Shares	4,843	1,515,859
Media — 3.7%
Comcast Corp., Class A Shares	136,729	4,086,830
Nexstar Media Group Inc.	1,367	277,569
Total Media		4,364,399
Wireless Telecommunication Services — 3.9%
Millicom International Cellular SA	5,256	291,393
T-Mobile US Inc.	21,089	4,281,910
Total Wireless Telecommunication Services		4,573,303

Total Communication Services		15,700,708
Consumer Discretionary — 9.0%
Broadline Retail — 2.9%
Amazon.com Inc.	3,888	897,428 *
Dillard’s Inc., Class A Shares	344	208,581
eBay Inc.	26,307	2,291,340
Total Broadline Retail		3,397,349
Diversified Consumer Services — 0.6%
ADT Inc.	36,267	292,675
Service Corp. International	5,332	415,736
Total Diversified Consumer Services		708,411
Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp.	4,539	386,904
Darden Restaurants Inc.	3,844	707,373
Hyatt Hotels Corp., Class A Shares	2,174	348,536
Las Vegas Sands Corp.	19,463	1,266,846
Wyndham Hotels & Resorts Inc.	5,832	440,666
Total Hotels, Restaurants & Leisure		3,150,325
Household Durables — 2.0%
DR Horton Inc.	8,969	1,291,805
NVR Inc.	148	1,079,330 *
Total Household Durables		2,371,135
Leisure Products — 0.2%
Mattel Inc.	14,310	283,910 *
Specialty Retail — 0.6%
AutoNation Inc.	606	125,127 *
Gap Inc.	5,279	135,143
Murphy USA Inc.	989	399,081
Total Specialty Retail		659,351

Total Consumer Discretionary		10,570,481
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 11.2%
Beverages — 2.6%
PepsiCo Inc.	21,193	$3,041,619
Consumer Staples Distribution & Retail — 4.4%
Albertsons Cos. Inc., Class A Shares	18,415	316,186
Dollar Tree Inc.	3,764	463,010 *
Kroger Co.	25,538	1,595,614
Sysco Corp.	22,931	1,689,785
Walmart Inc.	9,255	1,031,100
Total Consumer Staples Distribution & Retail		5,095,695
Food Products — 0.6%
Ingredion Inc.	3,204	353,273
Pilgrim’s Pride Corp.	8,771	341,981
Total Food Products		695,254
Household Products — 3.6%
Kimberly-Clark Corp.	9,387	947,055
Procter & Gamble Co.	23,140	3,316,193
Total Household Products		4,263,248

Total Consumer Staples		13,095,816
Energy — 4.3%
Oil, Gas & Consumable Fuels — 4.3%
Antero Midstream Corp.	24,891	442,811
EOG Resources Inc.	24,763	2,600,362
Marathon Petroleum Corp.	1,608	261,509
Williams Cos. Inc.	28,309	1,701,654

Total Energy		5,006,336
Financials — 27.0%
Banks — 9.1%
First Horizon Corp.	18,208	435,171
JPMorgan Chase & Co.	13,554	4,367,370
M&T Bank Corp.	3,271	659,041
Popular Inc.	343	42,710
Wells Fargo & Co.	56,164	5,234,485
Total Banks		10,738,777
Capital Markets — 5.3%
Affiliated Managers Group Inc.	2,438	702,827
Goldman Sachs Group Inc.	4,233	3,720,807
Northern Trust Corp.	6,275	857,102
SEI Investments Co.	5,099	418,220
T. Rowe Price Group Inc.	4,571	467,979
XP Inc., Class A Shares	5,304	86,826
Total Capital Markets		6,253,761
Consumer Finance — 1.3%
OneMain Holdings Inc.	254	17,158
SLM Corp.	9,917	268,354
Synchrony Financial	14,274	1,190,880
Total Consumer Finance		1,476,392
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2025 Quarterly Report

 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 4.0%
Berkshire Hathaway Inc., Class B Shares	1,170	$588,100 *
Enact Holdings Inc.	4,449	176,358
Essent Group Ltd.	1,990	129,370
MGIC Investment Corp.	20,798	607,718
PayPal Holdings Inc.	53,768	3,138,976
Total Financial Services		4,640,522
Insurance — 7.3%
American Financial Group Inc.	2,973	406,350
American International Group Inc.	15,786	1,350,492
Axis Capital Holdings Ltd.	2,611	279,612
Globe Life Inc.	3,357	469,510
Hartford Insurance Group Inc.	8,802	1,212,916
MetLife Inc.	30,804	2,431,668
Old Republic International Corp.	19,759	901,801
RenaissanceRe Holdings Ltd.	1,520	427,363
Unum Group	5,488	425,320
Willis Towers Watson PLC	1,922	631,569
Total Insurance		8,536,601

Total Financials		31,646,053
Health Care — 7.4%
Biotechnology — 1.0%
Amgen Inc.	2,578	843,805
Exelixis Inc.	8,935	391,621 *
Total Biotechnology		1,235,426
Health Care Providers & Services — 1.8%
Cigna Group	5,423	1,492,572
Tenet Healthcare Corp.	2,902	576,686 *
Total Health Care Providers & Services		2,069,258
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	25,493	1,375,092
Johnson & Johnson	12,914	2,672,552
Merck & Co. Inc.	4,126	434,303
Royalty Pharma PLC, Class A Shares	16,367	632,421
Zoetis Inc.	2,363	297,313
Total Pharmaceuticals		5,411,681

Total Health Care		8,716,365
Industrials — 16.1%
Aerospace & Defense — 4.5%
Lockheed Martin Corp.	10,815	5,230,891
Air Freight & Logistics — 1.2%
FedEx Corp.	4,785	1,382,195
Building Products — 1.0%
AO Smith Corp.	4,979	332,995
Carlisle Cos. Inc.	2,751	879,935
Total Building Products		1,212,930
Ground Transportation — 3.8%
Ryder System Inc.	996	190,624
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — continued
Union Pacific Corp.	18,346	$4,243,797
Total Ground Transportation		4,434,421
Industrial Conglomerates — 3.6%
Honeywell International Inc.	21,773	4,247,695
Machinery — 1.3%
Illinois Tool Works Inc.	5,891	1,450,954
Toro Co.	510	40,147
Total Machinery		1,491,101
Professional Services — 0.7%
Genpact Ltd.	1,837	85,935
Leidos Holdings Inc.	4,218	760,927
Total Professional Services		846,862

Total Industrials		18,846,095
Information Technology — 7.2%
Electronic Equipment, Instruments & Components — 2.5%
Flex Ltd.	18,730	1,131,667 *
Jabil Inc.	7,817	1,782,432
Total Electronic Equipment, Instruments & Components		2,914,099
IT Services — 4.7%
Amdocs Ltd.	3,636	292,735
International Business Machines Corp.	17,544	5,196,708
Total IT Services		5,489,443
Semiconductors & Semiconductor Equipment — 0.0%††
Cirrus Logic Inc.	265	31,402 *

Total Information Technology		8,434,944
Materials — 3.1%
Chemicals — 2.2%
Air Products & Chemicals Inc.	3,022	746,494
CF Industries Holdings Inc.	11,375	879,743
PPG Industries Inc.	9,331	956,054
Total Chemicals		2,582,291
Construction Materials — 0.7%
Martin Marietta Materials Inc.	1,285	800,118
Containers & Packaging — 0.2%
Avery Dennison Corp.	1,120	203,706
Crown Holdings Inc.	598	61,576
Total Containers & Packaging		265,282

Total Materials		3,647,691
Utilities — 0.1%
Electric Utilities — 0.1%
NRG Energy Inc.	1,000	159,240
Total Investments before Short-Term Investments (Cost — $106,125,373)		115,823,729
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2025 Quarterly Report

 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $1,426,486)	3.650%	1,426,486	$1,426,486 (a)(b)
Total Investments — 100.0% (Cost — $107,551,859)			117,250,215
Other Assets in Excess of Liabilities — 0.0%††			54,093
Total Net Assets — 100.0%			$117,304,308

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $1,426,486 and the cost was $1,426,486 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 BrandywineGLOBAL — U.S. Fixed Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 75.2%
U.S. Government Obligations — 75.2%
U.S. Treasury Bonds	4.750%	5/15/55	$1,480,000	$1,454,678
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.098%)	3.700%	1/31/27	440,000	439,895 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.159%)	3.761%	7/31/27	1,890,000	1,891,234 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.190%)	3.792%	10/31/27	1,890,000	1,891,489 (a)
U.S. Treasury Notes	3.625%	10/31/30	3,030,000	3,017,691
U.S. Treasury Notes	3.875%	8/15/34	1,520,000	1,496,933

Total U.S. Government & Agency Obligations (Cost — $10,137,975)				10,191,920
Mortgage-Backed Securities — 17.2%
GNMA — 17.2%
Government National Mortgage Association (GNMA) II (Cost — $2,303,001)	6.000%	10/20/53- 12/20/54	2,278,218	2,326,275

Corporate Bonds & Notes — 5.1%
Communication Services — 0.5%
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	20,000	19,906
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.100%	6/1/29	50,000	52,207

Total Communication Services				72,113
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp., Senior Notes	5.200%	8/1/29	20,000	20,510

Financials — 4.1%
Banks — 1.5%
US Bancorp, Junior Subordinated Notes (5.300% to 4/15/27 then 3 mo. Term SOFR + 3.176%)	5.300%	4/15/27	60,000	60,181 (a)(b)
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	140,000	139,650 (a)(b)
Total Banks				199,831
Capital Markets — 2.5%
Ares Capital Corp., Senior Notes	7.000%	1/15/27	10,000	10,251
Ares Capital Corp., Senior Notes	2.875%	6/15/28	40,000	38,238
Blue Owl Capital Corp., Senior Notes	2.875%	6/11/28	40,000	37,798 (c)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	143,000	142,214 (a)(b)
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	120,000	118,209 (c)
Total Capital Markets				346,710
Consumer Finance — 0.1%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	15,000	14,840 (a)(b)

Total Financials				561,381
Industrials — 0.3%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	3.200%	3/1/29	40,000	38,794

Total Corporate Bonds & Notes (Cost — $683,789)				692,798
Total Investments before Short-Term Investments (Cost — $13,124,765)				13,210,993
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2025 Quarterly Report

 BrandywineGLOBAL — U.S. Fixed Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.6%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $222,968)	3.650%	222,968	$222,968 (d)(e)
Total Investments — 99.1% (Cost — $13,347,733)			13,433,961
Other Assets in Excess of Liabilities — 0.9%			118,650
Total Net Assets — 100.0%			$13,552,611

(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)	Security is a business development company.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $222,968 and the cost was $222,968 (Note 2).

Abbreviation(s) used in this schedule:
BDC	—	Business development company.
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	17	3/26	$1,860,999	$1,858,180	$(2,819)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Dynamic U.S. Large Cap Value ETF (“Dynamic U.S. Large Cap Value ETF”) and BrandywineGLOBAL— U.S. Fixed Income ETF (“U.S. Fixed Income ETF”) (the “Funds”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.
The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

BrandywineGLOBAL — ETFs 2025 Quarterly Report

financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Dynamic US Large Cap Value ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$115,823,729	—	—	$115,823,729
Short-Term Investments†	1,426,486	—	—	1,426,486
Total Investments	$117,250,215	—	—	$117,250,215

†	See Schedules of Investments for additional detailed categorizations.
U.S. Fixed Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$10,191,920	—	$10,191,920
Mortgage-Backed Securities	—	2,326,275	—	2,326,275
Corporate Bonds & Notes	—	692,798	—	692,798
Total Long-Term Investments	—	13,210,993	—	13,210,993
Short-Term Investments†	$222,968	—	—	222,968
Total Investments	$222,968	$13,210,993	—	$13,433,961

BrandywineGLOBAL — ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,819	—	—	$2,819

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2025. The following transactions were effected in such company for the period ended December 31, 2025.

BrandywineGLOBAL — Dynamic US Large Cap Value ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$—	$4,658,199	4,658,199	$3,231,713	3,231,713	—	$14,008	—	$1,426,486

BrandywineGLOBAL — U.S. Fixed Income ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$—	$1,887,080	1,887,080	$1,664,112	1,664,112	—	$4,346	—	$222,968

BrandywineGLOBAL — ETFs 2025 Quarterly Report